Stockholders' Equity (Details) - Warrant [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, beginning	284,292	261,821	261,821	7,954,620
Weighted average exercise price outstanding, beginning	$ 272.26	$ 291.05	$ 291.05	$ 9.63
Weighted average remaining contractual life	2 years 4 months 28 days	3 years 4 months 28 days	2 years 10 months 28 days	3 years 8 months 19 days	4 years 5 months 15 days
Warrants exercised				(100,000)
Weighted average exercise price, exercised				$ 3.90
Warrants granted		22,471	674,146
Weighted average exercise price, granted		$ 53.40	$ 1.78
Warrants outstanding, ending	284,292	284,292	284,292	261,821	7,954,620
Weighted average exercise price outstanding, ending	$ 272.26	$ 272.26	$ 272.26	$ 291.05	$ 9.63